OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Supplement dated October 23, 2009

to the Prospectus dated November 19, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Underlying Funds

The section of the Prospectus entitled “About the Asset Allocation Portfolios – Investment Objectives and Principal Investment Strategies – What is each Asset Allocation Portfolio’s principal investment strategy?” is amended by replacing the third paragraph in the section in its entirety with the following:

Based upon the analysis described in the section of this Prospectus entitled “Other Information about the Asset Allocation Portfolios,” each Asset Allocation Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic Global Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual China Fund
Old Mutual Columbus Circle Technology and Communications Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Dwight High Yield Fund
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Growth Fund
Old Mutual Heitman Global Real Estate Securities Fund
Old Mutual Heitman REIT Fund
Old Mutual International Bond Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual Strategic Small Company Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

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Funds distributed by Old Mutual Investment Partners, member FINRA
R-09-599 10/2009